Closure and rehabilitation provisions (Tables)	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Summary of Closure and Rehabilitation Provisions

	2024	2023
	US$M	US$M

At the beginning of the financial year	9,887	8,689
Capitalised amounts for operating sites:
Change in estimate	463	510
Exchange translation	(58)	(50)
Adjustments charged/(credited) to the income statement:
Change in estimate	85	12
Exchange translation	(47)	(8)
Other adjustments to the provision:
Amortisation of discounting impacting net finance costs	556	839
Acquisition of subsidiaries and operations 1	–	168
Divestment of subsidiaries and operations 2	(652)	–
Expenditure on closure and rehabilitation activities	(395)	(273)
Other movements	(2)	–

At the end of the financial year	9,837	9,887

Comprising:
Current	610	520
Non-current	9,227	9,367

Operating sites	6,349	7,366
Closed sites	3,488	2,521

1	Relates to the acquisition of OZL on 2 May 2023. Refer to note 29 ‘Business combinations’ for more information.
2	Relates to the divestment of the Blackwater and Daunia mines completed on 2 April 2024. Refer to note 3 ‘Exceptional items’ for more information.

Summary of Profile of Closure and Rehabilitation Cash Flows
Profile of closure and rehabilitation cash flows
The table below indicates the estimated profile of the Group’s closure and rehabilitation provisions. The profile reflects the undiscounted forecast cash flows that underpin the provisions. In some instances, the Group has an obligation to rehabilitate and maintain a closed site for an indefinite period. For the purpose of this analysis, the cashflow period has been restricted to 100 years.

Proportion of the Group’s undiscounted forecast cashflows	2024%	2023%
In one year or less	3	3
In more than one year but not more than two years	3	4
In more than two years but not more than five years	8	8
In more than five years but not more than ten years	15	14
In more than ten years	71	71

Total	100	100